Note 16 - Commitments and Contingencies (Details) In Thousands, unless otherwise specified	0 Months Ended		12 Months Ended
	Mar. 19, 2014 USD ($)	Mar. 19, 2014 CNY	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, Rent Expense, Net			30,509	31,858	27,455
Litigation Settlement, Amount	$ 6,625	40,106